Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	DREYFUS MIDCAP INDEX FUND INC
Central Index Key	0000875732
Amendment Flag	false
Document Creation Date	Feb 28, 2013
Document Effective Date	Mar 1, 2013
Prospectus Date	Mar 1, 2013
Dreyfus S&P 500 Index Fund | Dreyfus S&P 500 Index Fund | Dreyfus S&P 500 Index Fund
Risk/Return:
Trading Symbol	PEOPX
Dreyfus Midcap Index Fund, Inc. | Dreyfus Midcap Index Fund, Inc. | DREYFUS MIDCAP INDEX FUND INC
Risk/Return:
Trading Symbol	PESPX
Dreyfus Smallcap Stock Index Fund | Dreyfus Smallcap Stock Index Fund | Dreyfus Smallcap Stock Index Fund
Risk/Return:
Trading Symbol	DISSX
Dreyfus International Stock Index Fund | Dreyfus International Stock Index Fund | Dreyfus International Stock Index Fund
Risk/Return:
Trading Symbol	DIISX

Dreyfus S&P 500 Index Fund | Dreyfus S&P 500 Index Fund
Fund Summary- Dreyfus S&P 500 Index Fund
Investment Objective
The fund seeks to match the performance of the Standard & Poor's® 500 Composite Stock Price Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Dreyfus S&P 500 Index Fund
Management fees		0.25%
Other expenses (including shareholder services fees)		0.26%
Total annual fund operating expenses		0.51%
Fee waiver and/or expense reimbursement	[1]	(0.01%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.50%
[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, shareholder services fees, and certain other expenses, including the fees and expenses of the independent board members and their counsel. The Dreyfus Corporation has also agreed to reduce its management fee in an amount equal to the fund's allocable portion of the fees and expenses of the independent board members and their counsel (in the amount of .01% for the past fiscal year).

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Dreyfus S&P 500 Index Fund	51	160	280	628

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 3.20% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund generally is fully invested in stocks included in the S&P 500® Index and in futures whose performance is tied to the index. The fund generally invests in all 500 stocks in the S&P 500® Index in proportion to their weighting in the index.

The S&P 500® Index is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Companies included in the S&P 500® Index generally must have market capitalizations in excess of $4 billion, to the extent consistent with market conditions.

"Standard & Poor's®," "S&P®," "Standard & Poor's® 500," and "S&P 500®" are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

· Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

· Indexing strategy risk. The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

· Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

The bar chart shows changes in the performance of the fund's shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q2, 2009: 15.82% Worst Quarter Q4, 2008: -22.04%

Average Annual Total Returns (as of 12/31/12)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns	Average Annual Return, 1 Year	Average Annual Return, 5 Years	Average Annual Return, 10 Years
Dreyfus S&P 500 Index Fund	15.45%	1.23%	6.62%
Dreyfus S&P 500 Index Fund After Taxes on Distributions	14.90%	0.82%	6.25%
Dreyfus S&P 500 Index Fund After Taxes on Distributions and Sales	10.78%	0.98%	5.78%
Dreyfus S&P 500 Index Fund S&P 500��Index reflects no deduction for fees, expenses or taxes	15.99%	1.66%	7.10%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary- Dreyfus S&P 500 Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to match the performance of the Standard & Poor's® 500 Composite Stock Price Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 3.20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund generally is fully invested in stocks included in the S&P 500® Index and in futures whose performance is tied to the index. The fund generally invests in all 500 stocks in the S&P 500® Index in proportion to their weighting in the index.

The S&P 500® Index is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Companies included in the S&P 500® Index generally must have market capitalizations in excess of $4 billion, to the extent consistent with market conditions.

"Standard & Poor's®," "S&P®," "Standard & Poor's® 500," and "S&P 500®" are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

· Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

· Indexing strategy risk. The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

· Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the fund's shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter Q2, 2009: 15.82% Worst Quarter Q4, 2008: -22.04%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.04%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/12)
S&P 500��Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	15.99%
Average Annual Return, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Return, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Dreyfus S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.25%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.51%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	628
Annual Return 2003	rr_AnnualReturn2003	28.09%
Annual Return 2004	rr_AnnualReturn2004	10.38%
Annual Return 2005	rr_AnnualReturn2005	4.42%
Annual Return 2006	rr_AnnualReturn2006	15.24%
Annual Return 2007	rr_AnnualReturn2007	5.02%
Annual Return 2008	rr_AnnualReturn2008	(37.28%)
Annual Return 2009	rr_AnnualReturn2009	26.04%
Annual Return 2010	rr_AnnualReturn2010	14.56%
Annual Return 2011	rr_AnnualReturn2011	1.65%
Annual Return 2012	rr_AnnualReturn2012	15.45%
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	15.45%
Average Annual Return, 5 Years	rr_AverageAnnualReturnYear05	1.23%
Average Annual Return, 10 Years	rr_AverageAnnualReturnYear10	6.62%
Dreyfus S&P 500 Index Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	14.90%
Average Annual Return, 5 Years	rr_AverageAnnualReturnYear05	0.82%
Average Annual Return, 10 Years	rr_AverageAnnualReturnYear10	6.25%
Dreyfus S&P 500 Index Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	10.78%
Average Annual Return, 5 Years	rr_AverageAnnualReturnYear05	0.98%
Average Annual Return, 10 Years	rr_AverageAnnualReturnYear10	5.78%

[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, shareholder services fees, and certain other expenses, including the fees and expenses of the independent board members and their counsel. The Dreyfus Corporation has also agreed to reduce its management fee in an amount equal to the fund's allocable portion of the fees and expenses of the independent board members and their counsel (in the amount of .01% for the past fiscal year).

Dreyfus Midcap Index Fund, Inc. | Dreyfus Midcap Index Fund, Inc.
Fund Summary- Dreyfus Midcap Index Fund, Inc.
Investment Objective
The fund seeks to match the performance of the Standard & Poor's® MidCap 400 Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Dreyfus Midcap Index Fund, Inc. DREYFUS MIDCAP INDEX FUND INC
Management fees		0.25%
Other expenses (including shareholder services fees)		0.26%
Total annual fund operating expenses		0.51%
Fee waiver and/or expense reimbursement	[1]	(0.01%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.50%
[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, shareholder services fees, and certain other expenses, including the fees and expenses of the independent board members and their counsel. The Dreyfus Corporation has also agreed to reduce its management fee in an amount equal to the fund's allocable portion of the fees and expenses of the independent board members and their counsel (in the amount of .01% for the past fiscal year).

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Dreyfus Midcap Index Fund, Inc. DREYFUS MIDCAP INDEX FUND INC	51	160	280	628

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12.76% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund generally is fully invested in stocks included in the S&P® MidCap 400 Index and in futures whose performance is tied to the index. The fund generally invests in all 400 stocks in the S&P® MidCap 400 Index in proportion to their weighting in the index.

The S&P® MidCap 400 Index is an unmanaged index of 400 common stocks of medium-size companies. Companies included in the S&P® MidCap 400 Index generally have market capitalizations ranging between approximately $1 billion and $4.4 billion, to the extent consistent with market conditions.

"Standard & Poor's®," "S&P®," and "Standard & Poor's® MidCap 400 Index" are trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

· Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

· Indexing strategy risk. The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

· Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

· Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  More recent performance information may be available at www.dreyfus.com.

The bar chart shows changes in the performance of the fund's shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q3, 2009: 19.81% Worst Quarter Q4, 2008: -25.61%

Average Annual Total Returns (as of 12/31/12)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns Dreyfus Midcap Index Fund, Inc.	Average Annual Return, 1 Year	Average Annual Return, 5 Years	Average Annual Return, 10 Years
DREYFUS MIDCAP INDEX FUND INC	17.21%	4.70%	10.05%
After Taxes on Distributions DREYFUS MIDCAP INDEX FUND INC	16.36%	4.00%	9.28%
After Taxes on Distributions and Sales DREYFUS MIDCAP INDEX FUND INC	12.28%	3.84%	8.77%
S&P��MidCap 400 Index reflects no deduction for fees, expenses or taxes	17.88%	5.15%	10.53%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary- Dreyfus Midcap Index Fund, Inc.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to match the performance of the Standard & Poor's® MidCap 400 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12.76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.76%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund generally is fully invested in stocks included in the S&P® MidCap 400 Index and in futures whose performance is tied to the index. The fund generally invests in all 400 stocks in the S&P® MidCap 400 Index in proportion to their weighting in the index.

The S&P® MidCap 400 Index is an unmanaged index of 400 common stocks of medium-size companies. Companies included in the S&P® MidCap 400 Index generally have market capitalizations ranging between approximately $1 billion and $4.4 billion, to the extent consistent with market conditions.

"Standard & Poor's®," "S&P®," and "Standard & Poor's® MidCap 400 Index" are trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

· Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

· Indexing strategy risk. The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

· Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

· Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  More recent performance information may be available at www.dreyfus.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the fund's shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter Q3, 2009: 19.81% Worst Quarter Q4, 2008: -25.61%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.61%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/12)
S&P��MidCap 400 Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	17.88%
Average Annual Return, 5 Years	rr_AverageAnnualReturnYear05	5.15%
Average Annual Return, 10 Years	rr_AverageAnnualReturnYear10	10.53%
DREYFUS MIDCAP INDEX FUND INC
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.25%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.51%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	628
Annual Return 2003	rr_AnnualReturn2003	34.94%
Annual Return 2004	rr_AnnualReturn2004	15.92%
Annual Return 2005	rr_AnnualReturn2005	12.05%
Annual Return 2006	rr_AnnualReturn2006	9.87%
Annual Return 2007	rr_AnnualReturn2007	7.56%
Annual Return 2008	rr_AnnualReturn2008	(36.45%)
Annual Return 2009	rr_AnnualReturn2009	37.04%
Annual Return 2010	rr_AnnualReturn2010	26.03%
Annual Return 2011	rr_AnnualReturn2011	(2.20%)
Annual Return 2012	rr_AnnualReturn2012	17.21%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	17.21%
Average Annual Return, 5 Years	rr_AverageAnnualReturnYear05	4.70%
Average Annual Return, 10 Years	rr_AverageAnnualReturnYear10	10.05%
DREYFUS MIDCAP INDEX FUND INC | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	16.36%
Average Annual Return, 5 Years	rr_AverageAnnualReturnYear05	4.00%
Average Annual Return, 10 Years	rr_AverageAnnualReturnYear10	9.28%
DREYFUS MIDCAP INDEX FUND INC | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	12.28%
Average Annual Return, 5 Years	rr_AverageAnnualReturnYear05	3.84%
Average Annual Return, 10 Years	rr_AverageAnnualReturnYear10	8.77%

[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, shareholder services fees, and certain other expenses, including the fees and expenses of the independent board members and their counsel. The Dreyfus Corporation has also agreed to reduce its management fee in an amount equal to the fund's allocable portion of the fees and expenses of the independent board members and their counsel (in the amount of .01% for the past fiscal year).

Dreyfus Smallcap Stock Index Fund | Dreyfus Smallcap Stock Index Fund
Fund Summary- Dreyfus Smallcap Stock Index Fund
Investment Objective
The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Dreyfus Smallcap Stock Index Fund
Management fees		0.25%
Other expenses (including shareholder services fees)		0.26%
Total annual fund operating expenses		0.51%
Fee waiver and/or expense reimbursement	[1]	(0.01%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.50%
[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, shareholder services fees, and certain other expenses, including the fees and expenses of the independent board members and their counsel. The Dreyfus Corporation has also agreed to reduce its management fee in an amount equal to the fund's allocable portion of the fees and expenses of the independent board members and their counsel (in the amount of .01% for the past fiscal year).

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Dreyfus Smallcap Stock Index Fund	51	160	280	628

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14.64% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund invests in a representative sample of stocks included in the S&P® SmallCap 600 Index and in futures whose performance is tied to the index. The fund expects to invest in approximately 500 or more of the stocks in the index. However, at times, the fund may be fully invested in all the stocks that comprise the index. Under these circumstances, the fund maintains approximately the same weighting for each stock as the index does.

The S&P® SmallCap 600 Index is an unmanaged index composed of 600 domestic stocks. Companies included in the S&P® SmallCap 600 Index generally have market capitalizations ranging between approximately $300 million and $1.4 billion, to the extent consistent with market conditions.

"Standard & Poor's®," "S&P®," and "Standard & Poor's® SmallCap 600 Index" are trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

· Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

· Indexing strategy risk. The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund's expenses and use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

· Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

· Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

The bar chart shows changes in the performance of the fund's shares from year to year.

Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q2, 2009: 20.83% Worst Quarter Q4, 2008: -24.81%

Average Annual Total Returns (as of 12/31/12)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns	Average Annual Return, 1 Year	Average Annual Return, 5 Years	Average Annual Return, 10 Years
Dreyfus Smallcap Stock Index Fund	16.02%	5.03%	10.16%
Dreyfus Smallcap Stock Index Fund After Taxes on Distributions	15.28%	4.30%	9.45%
Dreyfus Smallcap Stock Index Fund After Taxes on Distributions and Sales	11.34%	4.10%	8.87%
Dreyfus Smallcap Stock Index Fund S&P��SmallCap 600 Index reflects no deduction for fees, expenses or taxes	16.33%	5.14%	10.45%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary- Dreyfus Smallcap Stock Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14.64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.64%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund invests in a representative sample of stocks included in the S&P® SmallCap 600 Index and in futures whose performance is tied to the index. The fund expects to invest in approximately 500 or more of the stocks in the index. However, at times, the fund may be fully invested in all the stocks that comprise the index. Under these circumstances, the fund maintains approximately the same weighting for each stock as the index does.

The S&P® SmallCap 600 Index is an unmanaged index composed of 600 domestic stocks. Companies included in the S&P® SmallCap 600 Index generally have market capitalizations ranging between approximately $300 million and $1.4 billion, to the extent consistent with market conditions.

"Standard & Poor's®," "S&P®," and "Standard & Poor's® SmallCap 600 Index" are trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

· Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

· Indexing strategy risk. The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund's expenses and use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

· Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

· Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the fund's shares from year to year.

Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter Q2, 2009: 20.83% Worst Quarter Q4, 2008: -24.81%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.81%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/12)
S&P��SmallCap 600 Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	16.33%
Average Annual Return, 5 Years	rr_AverageAnnualReturnYear05	5.14%
Average Annual Return, 10 Years	rr_AverageAnnualReturnYear10	10.45%
Dreyfus Smallcap Stock Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.25%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.51%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	628
Annual Return 2003	rr_AnnualReturn2003	37.74%
Annual Return 2004	rr_AnnualReturn2004	22.21%
Annual Return 2005	rr_AnnualReturn2005	7.31%
Annual Return 2006	rr_AnnualReturn2006	14.69%
Annual Return 2007	rr_AnnualReturn2007	(0.62%)
Annual Return 2008	rr_AnnualReturn2008	(30.77%)
Annual Return 2009	rr_AnnualReturn2009	25.22%
Annual Return 2010	rr_AnnualReturn2010	26.04%
Annual Return 2011	rr_AnnualReturn2011	0.82%
Annual Return 2012	rr_AnnualReturn2012	16.02%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes reflects no deduction for fees, expenses or taxes
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	16.02%
Average Annual Return, 5 Years	rr_AverageAnnualReturnYear05	5.03%
Average Annual Return, 10 Years	rr_AverageAnnualReturnYear10	10.16%
Dreyfus Smallcap Stock Index Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	15.28%
Average Annual Return, 5 Years	rr_AverageAnnualReturnYear05	4.30%
Average Annual Return, 10 Years	rr_AverageAnnualReturnYear10	9.45%
Dreyfus Smallcap Stock Index Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	11.34%
Average Annual Return, 5 Years	rr_AverageAnnualReturnYear05	4.10%
Average Annual Return, 10 Years	rr_AverageAnnualReturnYear10	8.87%

[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, shareholder services fees, and certain other expenses, including the fees and expenses of the independent board members and their counsel. The Dreyfus Corporation has also agreed to reduce its management fee in an amount equal to the fund's allocable portion of the fees and expenses of the independent board members and their counsel (in the amount of .01% for the past fiscal year).

Dreyfus International Stock Index Fund | Dreyfus International Stock Index Fund
Fund Summary- Dreyfus International Stock Index Fund
Investment Objective
The fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (free) Index (MSCI EAFE®).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Dreyfus International Stock Index Fund
Management fees		0.35%
Other expenses (including shareholder services fees)		0.26%
Total annual fund operating expenses		0.61%
Fee waiver and/or expense reimbursement	[1]	(0.01%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.60%
[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, shareholder services fees, and certain other expenses, including the fees and expenses of the independent board members and their counsel. The Dreyfus Corporation has also agreed to reduce its management fee in an amount equal to the fund's allocable portion of the fees and expenses of the independent board members and their counsel (in the amount of .01% for the past fiscal year).

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Dreyfus International Stock Index Fund	61	192	335	750

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 11.11% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund generally is fully invested in the stocks included in the MSCI EAFE® Index and in futures whose performance is tied to certain countries included in the index. The fund generally invests in all stocks included in the index. The fund's investments are selected to match the benchmark composition along individual name, country, and industry weighting, and other benchmark characteristics. Under these circumstances, the fund maintains approximately the same weighting for each stock as the index does.

The MSCI EAFE® Index is an unmanaged, free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

· Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

· Indexing strategy risk. The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

· Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

· Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

· Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

The bar chart shows changes in the performance of the fund's shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q2, 2009: 24.79% Worst Quarter Q4, 2008: -20.97%

Average Annual Total Returns (as of 12/31/12)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns	Average Annual Return, 1 Year	Average Annual Return, 5 Years	Average Annual Return, 10 Years
Dreyfus International Stock Index Fund	17.74%	(3.94%)	7.73%
Dreyfus International Stock Index Fund After Taxes on Distributions	17.46%	(4.11%)	7.50%
Dreyfus International Stock Index Fund After Taxes on Distributions and Sales	12.35%	(3.14%)	6.99%
Dreyfus International Stock Index Fund MSCI EAFE��Index reflects no deduction for fees, expenses or taxes	17.32%	(3.69%)	8.21%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary- Dreyfus International Stock Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (free) Index (MSCI EAFE®).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 11.11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.11%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund generally is fully invested in the stocks included in the MSCI EAFE® Index and in futures whose performance is tied to certain countries included in the index. The fund generally invests in all stocks included in the index. The fund's investments are selected to match the benchmark composition along individual name, country, and industry weighting, and other benchmark characteristics. Under these circumstances, the fund maintains approximately the same weighting for each stock as the index does.

The MSCI EAFE® Index is an unmanaged, free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

· Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

· Indexing strategy risk. The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

· Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

· Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

· Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the fund's shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter Q2, 2009: 24.79% Worst Quarter Q4, 2008: -20.97%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.97%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/12)
MSCI EAFE��Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	17.32%
Average Annual Return, 5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Average Annual Return, 10 Years	rr_AverageAnnualReturnYear10	8.21%
Dreyfus International Stock Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.61%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	750
Annual Return 2003	rr_AnnualReturn2003	36.94%
Annual Return 2004	rr_AnnualReturn2004	19.68%
Annual Return 2005	rr_AnnualReturn2005	12.83%
Annual Return 2006	rr_AnnualReturn2006	25.71%
Annual Return 2007	rr_AnnualReturn2007	10.67%
Annual Return 2008	rr_AnnualReturn2008	(43.13%)
Annual Return 2009	rr_AnnualReturn2009	30.15%
Annual Return 2010	rr_AnnualReturn2010	7.31%
Annual Return 2011	rr_AnnualReturn2011	(12.51%)
Annual Return 2012	rr_AnnualReturn2012	17.74%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	17.74%
Average Annual Return, 5 Years	rr_AverageAnnualReturnYear05	(3.94%)
Average Annual Return, 10 Years	rr_AverageAnnualReturnYear10	7.73%
Dreyfus International Stock Index Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	17.46%
Average Annual Return, 5 Years	rr_AverageAnnualReturnYear05	(4.11%)
Average Annual Return, 10 Years	rr_AverageAnnualReturnYear10	7.50%
Dreyfus International Stock Index Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return, 1 Year	rr_AverageAnnualReturnYear01	12.35%
Average Annual Return, 5 Years	rr_AverageAnnualReturnYear05	(3.14%)
Average Annual Return, 10 Years	rr_AverageAnnualReturnYear10	6.99%

[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, shareholder services fees, and certain other expenses, including the fees and expenses of the independent board members and their counsel. The Dreyfus Corporation has also agreed to reduce its management fee in an amount equal to the fund's allocable portion of the fees and expenses of the independent board members and their counsel (in the amount of .01% for the past fiscal year).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2013